INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of domestic and foreign components of loss before income taxes
	Year ended December 31,
	2024	2023	2022
Domestic (Israel)	$15,004	$(10,368)	$(142,527)
Foreign	19,462	13,694	13,066
Total	$34,466	$3,326	$(129,461)

Schedule of domestic and foreign components of income taxes
	Year ended December 31,
	2024	2023	2022
Domestic (Israel)	$603	$557	$649
Foreign	1,491	4,646	6,757
Total	$2,094	$5,203	$7,406

Schedule of deferred tax assets and liabilities
	As of December 31,
Deferred tax assets:	2024	2023
Share-based compensation	28,872	17,905
Net operating loss carry forwards	$25,779	$37,250
Research and development	2,457	4,398
Reserves and allowances	6,820	5,164
Carryforward tax credits	459	2,093
Operating lease liabilities	18,319	4,967
Gross deferred tax assets	82,706	71,777
Valuation allowance	(62,227)	(62,719)
Total deferred tax assets	20,479	9,058
Deferred tax liabilities:
Property and equipment	(1,946)	(1,971)
Operating lease right-of-use assets	(15,383)	(5,469)
Deferred contract costs	(2,767)	(441)
Other	(383)	(1,177)
Deferred tax liabilities	$(20,479)	$(9,058)
Net deferred tax assets	$–	$–

Schedule of effective tax rate reconciliation
	Year ended December 31,
	2024		2023		2022
	Tax	Rate	Tax	Rate	Tax	Rate
Theoretical tax benefit	$7,927	23%	$765	23%	$(29,776)	23%
Increase (decrease) in tax rate due to:
Taxes resulting from non-deductible expenses	2,023	6%	1,376	41%	633	(0%)
Temporary differences for which no deferred taxes were created	7,893	23%	3,365	101%	16,930	(13%)
Tax credits	(1,629)	(5%)	(334)	(10%)	-	0%
Utilization of losses	(12,340)	(36%)	(1,117)	(33%)	3,767	(3%)
Adjustment for previous years taxes	(838)	(2%)	(523)	(16%)	(161)	0%
Preferred technological enterprise and the effect of different tax rates in other jurisdictions	(1,651)	(5%)	1,158	35%	15,522	(12%)
Currency differences	84	0%	(58)	(2%)	(139)	0%
Other	625	2%	571	17%	630	(1%)
Effective tax	$2,094	6%	$5,203	156%	$7,406	(6%)